Stockholders'Equity - Common Stock Shares (Details)		1 Months Ended	2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 02, 2019 shares	Jul. 31, 2019 shares	Sep. 30, 2019 shares	Dec. 31, 2019 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 13, 2019 $ / shares
Class of Stock [Line Items]
Proceeds from issuance of Class B Shares | $					$ 25,000
Conversion of Stock, Shares Issued						1
Conversion ratio						100
Class A Restricted
Class of Stock [Line Items]
Common shares, shares issued (in shares)		0	0	0	0	0
Common shares, shares outstanding (in shares)						0
Shares subject to possible redemption		36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Class B stock
Class of Stock [Line Items]
Common shares, par value (in dollars per share) | $ / shares						$ 0.00
Common shares, shares issued (in shares)						9,000,000
Common shares, shares outstanding (in shares)		9,000,000	9,000,000	9,000,000	9,000,000	9,000,000
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders						100.00%
Percentage of voting interests based on Class A shares						20.00%
Over-allotment
Class of Stock [Line Items]
Share price per share | $ / shares							$ 10.00
Over-allotment | Class A Restricted
Class of Stock [Line Items]
Share price per share | $ / shares							$ 10.00
Sponsor | Class B stock
Class of Stock [Line Items]
Proceeds from issuance of Class B Shares | $						$ 25,000
Share price per share | $ / shares						$ 0.0029
Forfeiture of Class B Shares						1,062,500
Common shares, shares outstanding (in shares)	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000	9,000,000
Number of shares issued						10,062,500
Percentage of issued and outstanding shares after the Initial Public Offering collectively held by initial stockholders	100.00%	100.00%	100.00%	100.00%		100.00%
Percentage of voting interests based on Class A shares	20.00%	20.00%	20.00%	20.00%		20.00%